PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97 .5%
Communication Services : 1 .2%
356
Electronic Arts, Inc.
$ 42,713
0 .1
1,022
Fox Corp. - Class A
33,787
0.0
2,255  Interpublic Group of
Cos., Inc.
73,536
0 .1
369
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
25,383
0.0
6,983
(1)
Live Nation
Entertainment, Inc.
590,273
0 .7
156  Madison Square
Garden Sports Corp.
27,768
0.0
917  New York Times Co.
- Class A
40,596
0 .1
3,316
News Corp. - Class A
71,261
0 .1
218  Nexstar Media Group,
Inc.
35,490
0.0
1,054
Omnicom Group, Inc.
85,385
0 .1
1,026,192
1 .2
Consumer Discretionary : 12 .3%
8,950
(1)
Aptiv PLC
907,977
1 .0
786
Aramark
29,223
0.0
282
(1)
AutoNation, Inc.
44,299
0 .1
1,167
Best Buy Co., Inc.
89,217
0 .1
27,026
BorgWarner, Inc.
1,101,309
1 .2
1,194
Boyd Gaming Corp.
79,843
0 .1
712
Brunswick Corp.
56,333
0 .1
374  Columbia Sportswear
Co.
27,429
0.0
5,250  Darden Restaurants,
Inc.
816,427
0 .9
4,439  Dick's Sporting Goods,
Inc.
516,433
0 .6
609
(1)
Dollar Tree, Inc.
74,517
0 .1
718
DR Horton, Inc.
85,456
0 .1
772
eBay, Inc.
34,570
0.0
768
Garmin Ltd.
81,423
0 .1
2,313
Gentex Corp.
75,543
0 .1
1,098
Genuine Parts Co.
168,796
0 .2
371
(1)
Grand Canyon
Education, Inc.
43,500
0.0
4,475  Hilton Worldwide
Holdings, Inc.
665,209
0 .7
388  Hyatt Hotels Corp.
- Class A
43,615
0 .1
785
Lear Corp.
113,111
0 .1
2,274
Lennar Corp. - Class A
270,811
0 .3
3,575
LKQ Corp.
187,795
0 .2
261  Marriott Vacations
Worldwide Corp.
28,368
0.0
3,048  MGM Resorts
International
134,051
0 .2
45
(1)
NVR, Inc.
286,980
0 .3
562  Penske Automotive
Group, Inc.
92,337
0 .1
865
(1)
Phinia, Inc.
24,047
0.0
739
Polaris, Inc.
82,835
0 .1
2,932
PulteGroup, Inc.
240,600
0 .3
7,538
Ralph Lauren Corp.
879,157
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
10,225
Ross Stores, Inc.
$ 1,245,507
1 .4
1,858
(1)
Skechers USA, Inc.
- Class A
93,476
0 .1
19,896
Tapestry, Inc.
662,935
0 .7
1,130  Tempur Sealy
International, Inc.
52,794
0 .1
1,364
Thor Industries, Inc.
142,974
0 .2
3,049
Toll Brothers, Inc.
249,805
0 .3
200
(1)
TopBuild Corp.
58,016
0 .1
136
Vail Resorts, Inc.
30,780
0.0
509
Williams-Sonoma, Inc.
71,871
0 .1
8,375
Yum! Brands, Inc.
1,083,557
1 .2
10,972,926
12 .3
Consumer Staples : 3 .7%
3,671  Albertsons Cos., Inc.
- Class A
82,230
0 .1
12,149
(1)
BJ's Wholesale Club
Holdings, Inc.
818,721
0 .9
830
Campbell Soup Co.
34,611
0.0
770  Casey's General
Stores, Inc.
188,196
0 .2
1,613
Conagra Brands, Inc.
48,196
0 .1
435
(1)
Darling Ingredients,
Inc.
26,866
0.0
2,771
Flowers Foods, Inc.
65,285
0 .1
815
Ingredion, Inc.
83,872
0 .1
548
J M Smucker Co.
79,433
0 .1
744
Kellogg Co.
45,399
0 .1
3,219
Kroger Co.
149,329
0 .2
308
McCormick & Co., Inc.
25,281
0.0
812  Molson Coors
Beverage Co. - Class
B
51,554
0 .1
533
(1)
Post Holdings, Inc.
47,815
0 .1
7
Seaboard Corp.
26,392
0.0
12,000
Sysco Corp.
835,800
0 .9
12,300  Tyson Foods, Inc.
- Class A
655,221
0 .7
887
(1)
US Foods Holding
Corp.
35,861
0.0
3,300,062
3 .7
Energy : 4 .0%
1,885  Chesapeake Energy
Corp.
166,276
0 .2
44,692
Coterra Energy, Inc.
1,259,868
1 .4
19,368
Devon Energy Corp.
989,511
1 .1
712  Diamondback Energy,
Inc.
108,067
0 .1
4,250
Hess Corp.
656,625
0 .8
1,402
HF Sinclair Corp.
77,236
0 .1
1,311
ONEOK, Inc.
85,477
0 .1
1,460
Phillips 66
166,674
0 .2
3,509,734
4 .0
Financials : 13 .1%
969  Affiliated Managers
Group, Inc.
129,856
0 .1
723
Aflac, Inc.
53,914
0 .1

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
8,875  American Financial
Group, Inc.
$ 1,028,790
1 .2
2,224  Annaly Capital
Management, Inc.
45,080
0 .1
1,117
(1)
Arch Capital Group
Ltd.
85,853
0 .1
208  Arthur J Gallagher &
Co.
47,940
0 .1
21,425  Bank of New York
Mellon Corp.
961,340
1 .1
753
Brown & Brown, Inc.
55,797
0 .1
380  Cboe Global Markets,
Inc.
56,890
0 .1
837  Discover Financial
Services
75,389
0 .1
847  Evercore, Inc. - Class
A
118,622
0 .1
3,013
Everest Re Group Ltd.
1,086,729
1 .2
1,505  Fidelity National
Financial, Inc.
62,307
0 .1
490  First American
Financial Corp.
30,223
0.0
1,679  Franklin Resources,
Inc.
44,896
0 .1
9,291
Global Payments, Inc.
1,177,077
1 .3
441
Globe Life, Inc.
49,202
0 .1
12,945  Hartford Financial
Services Group, Inc.
929,710
1 .0
472
Houlihan Lokey, Inc.
49,720
0 .1
39,625  Huntington
Bancshares, Inc.
439,441
0 .5
356  Interactive Brokers
Group, Inc. - Class A
32,424
0.0
1,599  Janus Henderson
Group PLC
43,925
0 .1
423
Loews Corp.
26,264
0.0
4,349  MGIC Investment
Corp.
76,455
0 .1
61
MSCI, Inc.
33,161
0.0
796
Nasdaq, Inc.
41,774
0.0
41,410  Old Republic
International Corp.
1,132,564
1 .3
790  Principal Financial
Group, Inc.
61,391
0 .1
4,975
Progressive Corp.
664,013
0 .7
14,100  Prosperity Bancshares,
Inc.
801,021
0 .9
293  Reinsurance Group of
America, Inc.
40,616
0.0
4,093
Rithm Capital Corp.
42,199
0.0
525
RLI Corp.
69,048
0 .1
1,116
SEI Investments Co.
69,259
0 .1
448
State Street Corp.
30,796
0.0
1,537
Synchrony Financial
49,614
0 .1
8,258  T Rowe Price Group,
Inc.
926,795
1 .0
625
Unum Group
30,744
0.0
14,998
W. R. Berkley Corp.
927,776
1 .0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
197  Willis Towers Watson
PLC
$ 40,732
0.0
11,669,347
13 .1
Health Care : 6 .7%
568
(1)
Acadia Healthcare Co.,
Inc.
43,793
0 .1
5,450  Agilent Technologies,
Inc.
659,831
0 .7
2,647
Cardinal Health, Inc.
231,163
0 .3
156
(1)
Charles River
Laboratories
International, Inc.
32,264
0.0
47
Chemed Corp.
24,038
0.0
2,291
Cooper Cos., Inc.
847,647
1 .0
1,260  Encompass Health
Corp.
89,510
0 .1
615
(1)
Enovis Corp.
34,465
0.0
236
(1)
Fortrea Holdings, Inc.
6,502
0.0
485
(1)
Globus Medical, Inc.
- Class A
26,238
0.0
1,380
(1)
Henry Schein, Inc.
105,625
0 .1
12,673
(1)
Hologic, Inc.
947,180
1 .1
231  Laboratory Corp. of
America Holdings
48,071
0 .1
1,605
(1)
Molina Healthcare, Inc.
497,743
0 .6
1,514
Premier, Inc. - Class A
32,596
0.0
648
(1)
QIAGEN NV
29,478
0.0
8,402
Quest Diagnostics, Inc.
1,104,863
1 .2
143
STERIS PLC
32,831
0.0
748
(1)
Tenet Healthcare Corp.
58,015
0 .1
184
(1)
United Therapeutics
Corp.
41,282
0 .1
791  Universal Health
Services, Inc. - Class B
106,548
0 .1
8,045  Zimmer Biomet
Holdings, Inc.
958,320
1 .1
5,958,003
6 .7
Industrials : 24 .7%
1,131
A. O. Smith Corp.
81,997
0 .1
459
Acuity Brands, Inc.
74,028
0 .1
1,440
AECOM
126,360
0 .1
8,221
AGCO Corp.
1,064,866
1 .2
748
Air Lease Corp.
30,488
0.0
22,330
(1)
Alaska Air Group, Inc.
937,190
1 .1
1,897  Allison Transmission
Holdings, Inc.
114,674
0 .1
556
AMETEK, Inc.
88,688
0 .1
2,016
(1)
Builders FirstSource,
Inc.
292,401
0 .3
623  BWX Technologies,
Inc.
45,952
0 .1
218
(1)
CACI International, Inc.
- Class A
71,506
0 .1
400
Carlisle Cos., Inc.
105,208
0 .1
14,284
Carrier Global Corp.
820,616
0 .9
390  CH Robinson
Worldwide, Inc.
35,268
0.0
822
(1)
Clean Harbors, Inc.
139,197
0 .2

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,804
CNH Industrial NV
$ 93,759
0 .1
993
(1)
Core & Main, Inc.
- Class A
32,610
0.0
635
Crane Holdings Co.
37,694
0.0
292
Cummins, Inc.
67,172
0 .1
293
Curtiss-Wright Corp.
60,941
0 .1
1,382
Delta Air Lines, Inc.
59,260
0 .1
1,067
Donaldson Co., Inc.
68,149
0 .1
490
Dover Corp.
72,667
0 .1
790
EMCOR Group, Inc.
177,158
0 .2
596
Esab Corp.
43,013
0 .1
1,611  Expeditors
International of
Washington, Inc.
188,020
0 .2
256
Ferguson PLC
41,359
0.0
980
Fortive Corp.
77,273
0 .1
2,273  Fortune Brands
Innovations, Inc.
156,882
0 .2
5,002
(1)
FTI Consulting, Inc.
929,472
1 .0
24,097
Genpact Ltd.
899,541
1 .0
797
Graco, Inc.
62,915
0 .1
398
(1)
GXO Logistics, Inc.
25,460
0.0
386
Hexcel Corp.
28,294
0.0
618  Howmet Aerospace,
Inc.
30,572
0.0
1,625
Hubbell, Inc.
529,831
0 .6
282  Huntington Ingalls
Industries, Inc.
62,130
0 .1
239
IDEX Corp.
54,110
0 .1
759
Ingersoll Rand, Inc.
52,834
0 .1
756
ITT, Inc.
77,324
0 .1
409
Jacobs Solutions, Inc.
55,141
0 .1
5,883  JB Hunt Transport
Services, Inc.
1,105,298
1 .2
414
(1)
Kirby Corp.
34,292
0.0
3,170  Knight-Swift
Transportation
Holdings, Inc.
173,779
0 .2
3,135
Landstar System, Inc.
595,054
0 .7
11,840
Leidos Holdings, Inc.
1,154,518
1 .3
256  Lennox International,
Inc.
96,463
0 .1
2,575  Lincoln Electric
Holdings, Inc.
495,585
0 .6
8,529
ManpowerGroup, Inc.
672,682
0 .8
2,458
Masco Corp.
145,047
0 .2
3,223  MDU Resources
Group, Inc.
65,620
0 .1
7,352
(1)
Middleby Corp.
1,070,378
1 .2
179
MSA Safety, Inc.
32,700
0.0
759  MSC Industrial Direct
Co., Inc. - Class A
77,464
0 .1
396
Nordson Corp.
96,679
0 .1
1,245
nVent Electric PLC
70,392
0 .1
5,542
Oshkosh Corp.
575,426
0 .6
1,221
Otis Worldwide Corp.
104,457
0 .1
5,080
Owens Corning
731,063
0 .8
2,050
PACCAR, Inc.
168,694
0 .2
1,446
Parker-Hannifin Corp.
602,837
0 .7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
453
Pentair PLC
$ 31,828
0.0
523
Quanta Services, Inc.
109,762
0 .1
406
Regal Rexnord Corp.
65,849
0 .1
6,299
Republic Services, Inc.
907,875
1 .0
1,117  Robert Half
International, Inc.
82,613
0 .1
426
Ryder System, Inc.
42,898
0.0
167
(1)
Saia, Inc.
71,175
0 .1
1,897  Schneider National,
Inc. - Class B
54,842
0 .1
643  Science Applications
International Corp.
75,655
0 .1
447
Snap-on, Inc.
120,064
0 .1
1,333
Southwest Airlines Co.
42,123
0.0
455  SS&C Technologies
Holdings, Inc.
26,126
0.0
421
Tetra Tech, Inc.
66,244
0 .1
17,743
Textron, Inc.
1,378,809
1 .6
737
Timken Co.
56,322
0 .1
8,100
Toro Co.
828,792
0 .9
434  Trane Technologies
PLC
89,083
0 .1
6,725
TransUnion
546,205
0 .6
1,199
(1)
United Airlines
Holdings, Inc.
59,722
0 .1
252
United Rentals, Inc.
120,088
0 .1
321
Valmont Industries, Inc.
81,374
0 .1
320
Watsco, Inc.
116,656
0 .1
690  Westinghouse Air
Brake Technologies
Corp.
77,639
0 .1
676
(1)
WillScot Mobile Mini
Holdings Corp.
27,730
0.0
303
Woodward, Inc.
39,199
0.0
658
(1)
XPO, Inc.
49,107
0 .1
6,651
Xylem, Inc.
688,645
0 .8
21,936,873
24 .7
Information Technology : 10 .1%
466
(1)
Akamai Technologies,
Inc.
48,972
0 .1
1,444
Amdocs Ltd.
128,805
0 .1
12,194  Amphenol Corp.
- Class A
1,077,706
1 .2
352
(1)
Arrow Electronics, Inc.
46,967
0 .1
738
Avnet, Inc.
37,453
0.0
478
(1)
Cirrus Logic, Inc.
39,215
0.0
594
Cognex Corp.
27,965
0.0
1,347  Cognizant Technology
Solutions Corp. - Class
A
96,459
0 .1
1,532
Corning, Inc.
50,280
0 .1
549  Dolby Laboratories,
Inc. - Class A
46,374
0 .1
257
(1)
Euronet Worldwide,
Inc.
22,452
0.0
272
(1)
F5, Inc.
44,515
0 .1
37,500
(1)
Flex Ltd.
1,034,625
1 .2
46,697  Hewlett Packard
Enterprise Co.
793,382
0 .9

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
1,646
HP, Inc.
$ 48,903
0 .1
216
(1)
IPG Photonics Corp.
23,406
0.0
1,020
Jabil, Inc.
116,708
0 .1
163  Jack Henry &
Associates, Inc.
25,555
0.0
1,067
Juniper Networks, Inc.
31,071
0.0
423  Keysight Technologies,
Inc.
56,386
0 .1
133
Littelfuse, Inc.
35,522
0.0
10,763
Maximus, Inc.
869,866
1 .0
346  Microchip Technology,
Inc.
28,317
0.0
10,225
MKS Instruments, Inc.
1,024,852
1 .2
2,300  Motorola Solutions,
Inc.
652,211
0 .7
562
NetApp, Inc.
43,105
0.0
629
(1)
ON Semiconductor
Corp.
61,931
0 .1
10,020  Skyworks Solutions,
Inc.
1,089,575
1 .2
522
TD SYNNEX Corp.
53,113
0 .1
122
(1)
Teledyne Technologies,
Inc.
51,033
0 .1
411
(1)
VeriSign, Inc.
85,402
0 .1
825
Vontier Corp.
25,913
0.0
26,000
(1)
Western Digital Corp.
1,170,000
1 .3
85
(1)
Zebra Technologies
Corp. - Class A
23,376
0.0
9,011,415
10 .1
Materials : 11 .4%
241
Albemarle Corp.
47,889
0 .1
3,757
Amcor PLC
36,593
0.0
5,954
AptarGroup, Inc.
789,262
0 .9
6,209
Avery Dennison Corp.
1,169,652
1 .3
1,045
(1)
Axalta Coating
Systems Ltd.
29,574
0.0
529
Ball Corp.
28,804
0.0
1,983  Berry Global Group,
Inc.
129,569
0 .1
813  CF Industries
Holdings, Inc.
62,658
0 .1
712
Corteva, Inc.
35,963
0.0
12,143
Crown Holdings, Inc.
1,125,170
1 .3
969  DuPont de Nemours,
Inc.
74,507
0 .1
232
Eagle Materials, Inc.
43,922
0 .1
435
Eastman Chemical Co.
36,979
0.0
212
FMC Corp.
18,281
0.0
7,100
Franco-Nevada Corp.
1,022,116
1 .2
3,212  Graphic Packaging
Holding Co.
71,435
0 .1
1,452
Huntsman Corp.
40,467
0.0
995
International Paper Co.
34,745
0.0
677
Louisiana-Pacific Corp.
42,299
0 .1
1,807  LyondellBasell
Industries NV - Class A
178,477
0 .2
109  Martin Marietta
Materials, Inc.
48,659
0 .1
118
NewMarket Corp.
55,418
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,571
Nucor Corp.
$ 270,369
0 .3
851
Olin Corp.
49,375
0 .1
7,972  Packaging Corp. of
America
1,188,625
1 .3
297
PPG Industries, Inc.
42,103
0.0
3,382  Reliance Steel &
Aluminum Co.
963,735
1 .1
250
Royal Gold, Inc.
28,023
0.0
9,072
RPM International, Inc.
904,841
1 .0
1,878
Silgan Holdings, Inc.
84,754
0 .1
878
Sonoco Products Co.
50,441
0 .1
1,888
Steel Dynamics, Inc.
201,242
0 .2
2,156  United States Steel
Corp.
67,030
0 .1
192
Vulcan Materials Co.
41,904
0.0
8,514
Westlake Corp.
1,115,164
1 .3
10,130,045
11 .4
Real Estate : 6 .9%
9,175  Alexandria Real Estate
Equities, Inc.
1,067,419
1 .2
6,500  American Homes 4
Rent - Class A
234,260
0 .3
1,627  Apartment Income
REIT Corp.
55,416
0 .1
183  AvalonBay
Communities, Inc.
33,639
0.0
9,158
Camden Property Trust
985,584
1 .1
1,378
(1)
CBRE Group, Inc.
- Class A
117,199
0 .1
825
CubeSmart
34,411
0 .1
190  EastGroup Properties,
Inc.
34,130
0.0
13,750  Equity LifeStyle
Properties, Inc.
920,700
1 .0
540  Extra Space Storage,
Inc.
69,487
0 .1
283  Federal Realty
Investment Trust
27,717
0.0
1,256  First Industrial Realty
Trust, Inc.
65,237
0 .1
3,568  Host Hotels & Resorts,
Inc.
56,339
0 .1
488
Iron Mountain, Inc.
31,007
0.0
162
(1)
Jones Lang LaSalle,
Inc.
27,994
0.0
11,175  Lamar Advertising Co.
- Class A
1,019,383
1 .2
218  Mid-America
Apartment
Communities, Inc.
31,660
0.0
27,731  National Retail
Properties, Inc.
1,092,324
1 .2
1,448  Omega Healthcare
Investors, Inc.
46,075
0 .1
554  Regency Centers
Corp.
34,459
0 .1
719  Spirit Realty Capital,
Inc.
27,761
0.0
653
STAG Industrial, Inc.
23,854
0.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
879
VICI Properties, Inc.
$ 27,108
0.0
2,284
Weyerhaeuser Co.
74,801
0 .1
6,137,964
6 .9
Utilities : 3 .4%
21,535
Alliant Energy Corp.
1,080,411
1 .2
664
Ameren Corp.
52,635
0 .1
176  American Water Works
Co., Inc.
24,418
0.0
359
Atmos Energy Corp.
41,626
0 .1
1,480  CenterPoint Energy,
Inc.
41,277
0 .1
508
CMS Energy Corp.
28,545
0.0
778  Consolidated Edison,
Inc.
69,211
0 .1
341
DTE Energy Co.
35,253
0.0
998
Edison International
68,712
0 .1
492
Entergy Corp.
46,863
0 .1
801
Evergy, Inc.
44,031
0 .1
512
Eversource Energy
32,676
0.0
991
FirstEnergy Corp.
35,745
0.0
731  Hawaiian Electric
Industries, Inc.
10,249
0.0
330
IDACORP, Inc.
31,627
0.0
2,202
NiSource, Inc.
58,926
0 .1
1,078
NRG Energy, Inc.
40,479
0.0
1,648
OGE Energy Corp.
56,115
0 .1
1,008  Pinnacle West Capital
Corp.
77,888
0 .1
1,385
PPL Corp.
34,514
0.0
538  Public Service
Enterprise Group, Inc.
32,861
0.0
441  WEC Energy Group,
Inc.
37,097
0.0
18,203
Xcel Energy, Inc.
1,039,937
1 .2
3,021,096
3 .4
Total Common Stock
(Cost $81,737,681)
86,673,657
97 .5
EXCHANGE-TRADED FUNDS : 0 .4%
4,569  iShares Russell Mid-
Cap ETF
334,725
0 .4
Total Exchange-Traded
Funds
(Cost $334,249)
334,725
0 .4
Total Long-Term
Investments
(Cost $82,071,930)
87,008,382
97 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2 .2%
Repurchase Agreements : 0 .2%
169,976
(2)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
0, 5.280%, due
09/01/2023
(Repurchase
Amount $170,001,
collateralized
by various U.S.
Government
Securities, 0.375%-
5.613%, Market
Value plus accrued
interest $173,376, due
10/31/23-09/30/29)
$ 169,976
0 .2
Total Repurchase
Agreements
(Cost $169,976)
169,976
0 .2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2 .0%
1,736,393
(3)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.220%
1,736,393
1 .9
49,000
(3)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
49,000
0 .1
Total Mutual Funds
(Cost $1,785,393)
1,785,393
2 .0
Total Short-Term
Investments
(Cost $1,955,369)
1,955,369
2 .2
Total Investments in
Securities
(Cost $84,027,299) $ 88,963,751 100 .1
Liabilities in Excess
of Other Assets (86,527) (0.1)
Net Assets $ 88,877,224 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya VACS Series MCV Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 86,673,657 $ — $ — $ 86,673,657
Exchange-Traded Funds 334,725 — — 334,725
Short-Term Investments 1,785,393 169,976 — 1,955,369
Total Investments, at fair value $ 88,793,775 $ 169,976 $ — $ 88,963,751
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc. $ 32,408 $ — $ (32,670) $ 262 $ — $ — $ 579 $ —
$ 32,408 $ — $ (32,670) $ 262 $ — $ — $ 579 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 6,613,317
Gross Unrealized Depreciation (1,676,865)
Net Unrealized Appreciation $ 4,936,452